SHARE-BASED PAYMENT - Changes in outstanding RSU (Details) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2024 USD ($) shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of Units
Vested	(380,404)
RSU
Number of Units
Units at beginning of the period	2,521,360	919,750	919,750
Granted	1,099,650	382,988
Vested	(380,404)	(41,775)
Cancelled	(314,242)	(102,013)
Units outstanding at end of the year	2,926,364	1,158,950	2,521,360
Weighted- average fair value
Units at beginning of the period | $ / shares	$ 2.01	$ 2.76	$ 2.76
Granted | $ / shares	2.1	2.86
Vested | $ / shares	2.54	2.36
Cancelled | $ / shares	2.11	2.74
Units outstanding at end of year | $ / shares	$ 1.96	$ 2.8	$ 2.01
Unrecognized compensation cost | $	$ 2,871	$ 1,235
Weighted-average period	2 years 2 months 8 days		2 years 6 months 3 days